Leases - Schedule of Maturity of Remaining Operating Leases Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 550
2027	621
2028	631
2029	420
2030	387
Thereafter	415
Total lease payments	3,024
Less imputed interest	(342)
Total lease liabilities, as reported	2,682	$ 1,678
Finance Leases
2026	201
2027	201
2028	201
2029	201
2030	201
Thereafter	400
Total lease payments	1,405
Less imputed interest	(200)
Total lease liabilities, as reported	1,205	0
Total
2026	751
2027	822
2028	832
2029	621
2030	588
Thereafter	815
Total lease payments	4,429
Less imputed interest	(542)
Total lease liabilities, as reported	$ 3,887	$ 1,678